CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Aug. 31, 2014	Aug. 31, 2013
Current assets
Equipment, net of accumulated depreciation	$ 18,128	$ 12,025
Current liabilities
Convertible promissory note, net of discount	$ 2,313,680
Stockholders' equity
Preferred stock, par value	$ 0.10	$ 0.10
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	24,306,612	24,194,713
Common stock, shares outstanding	24,306,612	24,194,713